                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5320

                        Van Kampen Municipal Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 9/30/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)


PAR
AMOUNT
(000)           DESCRIPTION                                                                     COUPON     MATURITY        VALUE
                MUNICIPAL BONDS    155.7%
                ALABAMA    1.7%
    $ 3,660     Alabama St Brd Ed Rev & Impt Southn Univ St Cmnty Rfdg (MBIA Insd) (a)           5.250      07/01/20    $ 3,974,101
      1,000     Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A                                        5.000      01/01/24      1,034,080
                                                                                                                        ------------
                                                                                                                          5,008,181
                                                                                                                        ------------
                ALASKA    3.1%
      2,000     Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC Insd)                                 5.000      12/01/30      2,076,620
      1,250     Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC Insd)                                 5.250      12/01/34      1,331,812
      3,650     Alaska St Intl Arpt Rev Ser B (AMBAC Insd)                                       5.250      10/01/27      3,881,337
      1,575     Matanuska-Susitna Boro, AK Ctf Part Pub Safety Bldg Lease (FSA Insd)             5.750      03/01/16      1,720,577
                                                                                                                        ------------
                                                                                                                          9,010,346
                                                                                                                        ------------
                ARIZONA    0.4%
      1,000     Arizona Hlth Fac Auth Hosp John C Lincoln Hlth Network                           6.375      12/01/37      1,097,480
                                                                                                                        ------------
                CALIFORNIA    24.1%
      2,735     Anaheim, CA Pub Fin Auth Rev Elec Sys Dist Fac Ser A (FSA Insd)                  5.000      10/01/31      2,830,479
      1,745     California Ed Fac Auth Rev Pepperdine Univ Ser A Rfdg (FGIC Insd)                5.000      09/01/33      1,813,666
      5,380     California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr Rfdg                       5.000      11/15/34      5,486,416
        500     California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt
                Inc Proj Ser B (AMT)                                                             5.000      07/01/27        497,990
      5,000     California St                                                                    5.000      02/01/33      5,170,100
      2,500     California St (AMBAC Insd)                                                       5.000      04/01/21      2,652,200
      4,500     California St (AMBAC Insd)                                                       5.000      03/01/34      4,692,195
      4,500     California St (AMBAC Insd)                                                       5.125      10/01/27      4,685,535
      1,000     California St Dept Wtr Res Ctr Wtr Sys Ser X (FGIC Insd)                         5.000      12/01/29      1,039,920
      1,000     California St Dept Wtr Res Pwr Ser A                                             6.000      05/01/15      1,142,360
      1,000     California St Dept Wtr Res Pwr Ser A (AMBAC Insd)                                5.500      05/01/16      1,111,680
      2,500     California St Dept Wtr Res Pwr Ser A (AMBAC Insd) (b)                            5.375      05/01/18      2,742,500
      5,000     California St Univ Rev & Co Systemwide Ser A (AMBAC Insd)                        5.000      11/01/33      5,185,350
      1,000     California Stwide Cmntys Dev Auth Rev Hlth Fac Adventist Hlth Ser A (c)          5.000      03/01/30      1,018,670

PAR
AMOUNT
(000)           DESCRIPTION                                                                     COUPON     MATURITY        VALUE

      3,500     Contra Costa, CA Home Mtg Fin Auth Home Mtg Rev (Escrowed to
                Maturity) (MBIA Insd)                                                                *      09/01/17      1,670,025
      6,050     Golden St Tob Securitization Corp CA Tob Settlement Rev Enhanced Ser A           5.000      06/01/45      6,149,341
      1,500     Long Beach, CA Bd Fin Auth Rev Redev Hsg & Gas Util Fin Ser  A-1
                (AMBAC Insd)                                                                     5.000      08/01/35      1,554,765
      4,000     Los Angeles, CA Dept Wtr & Pwr Ser A (FGIC Insd)                                 5.125      07/01/40      4,147,440
      2,000     Los Angeles, CA Wtr & Pwr Rev Pwr Sys Ser B (FSA Insd)                           5.000      07/01/28      2,082,640
      1,500     Metropolitan Wtr Dist Southn CA Auth Ser B 1 (FGIC Insd)                         5.000      10/01/33      1,563,750
      1,750     Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj Ser A
                (MBIA Insd)                                                                      5.500      11/01/35      1,942,185
      3,000     Sacramento, CA Muni Util Dist Rev Sacramento Mud Ser R (MBIA Insd)               5.000      08/15/33      3,125,640
      3,200     San Jose, CA Fin Auth Lease Rev Civic Ctr Proj Ser B (AMBAC Insd)                5.000      06/01/32      3,301,728
      1,000     Santa Clara Cnty, CA Brd Ed Rfdg (MBIA Insd)                                     5.000      04/01/25      1,042,210
      2,550     Val Verde, CA Uni Sch Dist Ctf Part & Sch Constr Proj Ser B Rfdg
                (FGIC Insd)                                                                      5.000      01/01/35      2,654,269
                                                                                                                        ------------
                                                                                                                         69,303,054
                                                                                                                        ------------
                COLORADO    4.3%
      3,405     Colorado Ed & Cultural Fac Impt Charter Sch Rfdg (XLCA Insd)                     5.250      12/01/23      3,636,540
      2,325     Colorado Ed & Cultural Fac Student Hsg Univ Colo Fndtn Proj
                (AMBAC Insd)                                                                     5.000      07/01/32      2,406,259
      1,000     Colorado Hlth Fac Auth Rev Catholic Hlth Initiatives Ser A
                (Escrowed to Maturity)                                                           5.500      03/01/32      1,106,390
      1,000     Colorado Hlth Fac Auth Rev Covenant Retirement Cmnty Inc                         5.000      12/01/35        974,100
      3,000     Colorado Springs, CO Util Rev Sys Sub Lien Impt Ser A Rfdg                       5.000      11/15/29      3,093,150
      1,000     El Paso Cnty, CO Ctf Part Detention Fac Proj Ser B (AMBAC Insd)                  5.375      12/01/18      1,100,280
                                                                                                                        ------------
                                                                                                                         12,316,719
                                                                                                                        ------------
                CONNECTICUT    1.1%
      1,750     Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt Ser A (AMT)
                (ACA Insd)                                                                       6.600      07/01/24      1,887,287
      1,000     Hartford, CT Pkg Sys Rev Ser A (Prerefunded @ 07/01/10)                          6.500      07/01/25      1,133,280
                                                                                                                        ------------
                                                                                                                          3,020,567
                                                                                                                        ------------
                DISTRICT OF COLUMBIA    1.0%
      2,775     District of Columbia Hosp Rev Medlantic Hlthcare Ser A Rfdg
                (Escrowed to Maturity) (MBIA Insd)                                               5.250      08/15/12      2,884,030
                                                                                                                        ------------
                FLORIDA    11.9%
      2,500     Brevard Cnty, FL Sch Brd Ctf Ser B Rfdg (FGIC Insd)                              5.000      07/01/21      2,643,025
      3,000     Broward Cnty, FL Sch Brd Ctf Ser A (FSA Insd)                                    5.000      07/01/29      3,142,500
        230     Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)                                 5.950      07/01/20        246,834
      1,700     Florida St Brd of Ed Pub Ed Ser A                                                5.000      06/01/32      1,771,417

PAR
AMOUNT
(000)           DESCRIPTION                                                                     COUPON     MATURITY        VALUE

    2,295       Florida St Dept Trans Tpk Rev Ser A                                              5.000      07/01/29      2,415,189
    1,000       Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Ser C
                Rfdg (Variable Rate Coupon) (c)                                                  5.000      11/15/31      1,021,870
    1,745       Hillsborough Cnty, FL Port Dist Tampa Port Auth Proj Ser A (AMT)
                (MBIA Insd)                                                                      5.375      06/01/27      1,854,743
    1,000       Marion Cnty, FL Sch Brd Ctf (FSA Insd)                                           5.250      06/01/18      1,087,310
    1,500       Miami Beach, FL Stormwtr Rev (FGIC Insd)                                         5.250      09/01/25      1,605,825
    1,720       Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AMT) (FGIC Insd)               5.375      10/01/32      1,808,391
    1,000       Miami-Dade Cnty, FL Pub Fac Dev Jackson Hlth Sys Ser A (MBIA Insd)               5.000      06/01/35      1,041,980
    5,000       Miami-Dade Cnty, FL Spl Oblig Cap Apprec & Income Sub Ser A
                (MBIA Insd) (d)                                                                0/5.000      10/01/30      3,437,450
    3,000       Orange Cnty, FL Sch Brd Ctf Ser A (AMBAC Insd)                                   5.250      08/01/14      3,292,650
    4,000       Orange Cnty, FL Tourist Dev Tax Rev (Prerefunded @ 10/01/09)
                (AMBAC Insd)                                                                     5.625      10/01/14      4,360,920
    2,000       Orange Cnty, FL Tourist Dev Tax Rev (Prerefunded @ 10/01/09)
                (AMBAC Insd)                                                                     5.500      10/01/31      2,171,140
    1,115       Tallahassee, FL Lease Rev FL St Univ Proj Ser A (MBIA Insd) (a)                  5.500      08/01/19      1,223,055
    1,000       University Cent FL Ctf Part UCF Convocation Corp Ser A (FGIC Insd)               5.000      10/01/35      1,043,600
                                                                                                                        ------------
                                                                                                                         34,167,899
                                                                                                                        ------------
                GEORGIA    5.5%
    3,483       Fulton Cnty, GA Lease Rev (Acquired 12/23/94, Cost $3,483,124) (e)               7.250      06/15/10      3,599,182
    2,635       Georgia Muni Elec Auth Pwr Rev Ser A (MBIA Insd)                                 6.500      01/01/20      3,291,115
    3,000       Georgia Muni Elec Auth Pwr Rev Ser B Rfdg (FGIC Insd)                            6.250      01/01/17      3,602,070
    2,000       Municipal Elec Auth GA Combustion Turbine Proj Ser A (MBIA Insd)                 5.250      11/01/22      2,160,040
      800       Royston, GA Hosp Auth Hosp Rev Ctf Hlthcare Sys Inc                              6.700      07/01/16        791,336
    2,500       Royston, GA Hosp Auth Hosp Rev Ctf Hlthcare Sys Inc                              6.500      07/01/27      2,342,550
                                                                                                                        ------------
                                                                                                                         15,786,293
                                                                                                                        ------------
                ILLINOIS    12.4%
    4,000       Chicago, IL Brd Ed Chicago Sch Reform Ser A (AMBAC Insd)                         5.250      12/01/27      4,206,240
    1,500       Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien C 2 Rfdg
                (AMT) (FSA Insd)                                                                 5.250      01/01/30      1,570,935
    1,500       Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien C-2 Rfdg
                (AMT) (XLCA Insd)                                                                5.250      01/01/34      1,567,785
    1,000       Chicago, IL O'Hare Intl Arpt Rev Second Lien Passenger Fac Ser B
                (AMBAC Insd)                                                                     5.500      01/01/16      1,092,100
      695       Chicago, IL Proj Ser C (FGIC Insd)                                               5.750      01/01/14        771,353
      305       Chicago, IL Proj Ser C (Prerefunded @ 07/01/10) (FGIC Insd)                      5.750      01/01/14        340,285
    1,000       Chicago, IL Proj Ser C Rfdg (FGIC Insd)                                          5.750      01/01/15      1,106,380
    4,895       Chicago, IL Pub Bldg Comm Bldg Rev Ser A (Escrowed to Maturity)
                (MBIA Insd)                                                                          *      01/01/07      4,712,857
    1,000       Chicago, IL Ser B Rfdg (AMBAC Insd)                                              5.125      01/01/15      1,088,730

PAR
AMOUNT
(000)           DESCRIPTION                                                                     COUPON     MATURITY        VALUE

      1,000     Cook Cnty, IL Ser A (FGIC Insd)                                                  5.500      11/15/31      1,084,270
      3,230     Cook Cnty, IL Ser A Rfdg (MBIA Insd)                                             5.625      11/15/16      3,417,598
      2,310     Illinois Dev Fin Auth Rev Adventist Hlth Ser A (MBIA Insd)                       5.500      11/15/13      2,568,212
      2,500     Illinois Dev Fin Auth Rev Adventist Hlth Ser A (MBIA Insd)                       5.500      11/15/15      2,779,425
      2,000     Illinois Ed Fac Auth Rev Lewis Univ                                              6.125      10/01/26      2,034,720
      1,330     Illinois Fin Auth Solid Wst Disposal Wst Rev Mgmt Inc Proj
                Ser A (AMT)                                                                      5.050      08/01/29      1,329,907
      1,500     Illinois St First Ser (FGIC Insd)                                                5.375      11/01/14      1,644,915
      1,900     Kendall, Kane & Will Cntys, IL Cmnty Unit Sch Dist No 308 Ser B
                (FGIC Insd)                                                                      5.250      10/01/21      2,060,702
      1,250     Sangamon Cnty, IL Ctf Part                                                      10.000      12/01/06      1,345,987
      1,000     Schaumburg, IL Ser B (FGIC Insd)                                                 5.000      12/01/41      1,032,230
                                                                                                                        ------------
                                                                                                                         35,754,631
                                                                                                                        ------------
                INDIANA    2.8%
      1,500     Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Proj Ser A (AMBAC Insd)                 5.000      05/01/35      1,560,195
      4,000     Indiana Hlth Fac Fin Auth Rev Deaconess Hosp Ser A (AMBAC Insd)                  5.375      03/01/34      4,277,000
      2,000     Indiana Trans Fin Auth Toll Rfdg (AMBAC Insd)                                    5.375      07/01/09      2,073,420
                                                                                                                        ------------
                                                                                                                          7,910,615
                                                                                                                        ------------
                KANSAS    1.4%
      3,810     Kansas St Dev Fin Auth Rev KS Proj Ser N (AMBAC Insd) (a)                        5.250      10/01/22      4,095,483
                                                                                                                        ------------
                KENTUCKY    0.8%
      2,190     Kenton Cnty, KY Arpt Brd Rev Cincinnati/Northn KY Intl Arpt
                Ser A Rfdg (AMT) (MBIA Insd)                                                     6.250      03/01/09      2,369,011
                                                                                                                        ------------
                LOUISIANA    4.1%
      4,395     Ernest N Morial New Orleans LA Sr Sub Ser A (AMBAC Insd)                         5.250      07/15/22      4,664,194
      3,000     Lafayette, LA Util Rev (MBIA Insd)                                               5.250      11/01/21      3,218,220
        990     Louisiana Hsg Fin Agy Rev Azalea Estates Ser A Rfdg (AMT) (GNMA
                Collateralized)                                                                  5.375      10/20/39      1,027,828
      2,580     Louisiana Loc Govt Environmental Rev Southeastn LA Student
                Hsg A (MBIA Insd)                                                                5.250      08/01/21      2,773,165
                                                                                                                        ------------
                                                                                                                         11,683,407
                                                                                                                        ------------
                MARYLAND    1.6%
      2,180     Baltimore, MD Cap Apprec Ser A (FGIC Insd)                                           *      10/15/09      1,717,230
      1,325     Maryland St Hlth & Higher Ed Fac Auth Rev Civista Med Ctr (Radian Insd)          5.000      07/01/37      1,350,784
      1,425     Maryland St Hlth & Higher Ed Fac Auth Rev Un Hosp Cecil Cnty Issue               5.000      07/01/35      1,458,601
                                                                                                                        ------------
                                                                                                                          4,526,615
                                                                                                                        ------------
                MASSACHUSETTS    0.5%
      1,500     Massachusetts St Hlth & Ed Fac Auth Rev UMass Mem Issue Ser D                    5.000      07/01/33      1,498,770
                                                                                                                        ------------

PAR
AMOUNT
(000)           DESCRIPTION                                                                     COUPON     MATURITY        VALUE

                MICHIGAN    2.8%
      1,000     Grand Rapids, MI Wtr Supply Sys Rfdg (FGIC Insd)                                 5.750      01/01/13      1,106,790
      1,180     Hillsdale, MI Hosp Fin Auth Hosp Rev Hillsdale Cmnty Hlth Ctr                    5.750      05/15/18      1,248,983
      1,000     Kent Hosp Fin Auth MI Rev Met Hosp Proj Ser A                                    6.000      07/01/35      1,072,200
      1,000     Michigan St Strategic Fd Detroit Edison Co Proj C Rfdg (AMT)
                (XLCA Insd)                                                                      5.450      12/15/32      1,057,040
      2,500     Michigan St Strategic Fd Detroit Edison Conv Rfdg (Variable Rate
                Coupon) (AMBAC Insd)                                                             4.850      09/01/30      2,631,800
      1,000     Michigan St Strategic Fd Detroit Edison Pollutn Ctl Ser B Rfdg
                (AMT)                                                                            5.650      09/01/29      1,046,400
                                                                                                                        ------------
                                                                                                                          8,163,213
                                                                                                                        ------------
                MINNESOTA    0.4%
      1,100     Saint Paul, MN Hsg & Redev Auth Hosp Rev Hltheast Proj                           6.000      11/15/30      1,181,510
                                                                                                                        ------------
                MISSISSIPPI    0.5%
      1,500     Mississippi Hosp Equip & Fac MS Baptist Med Ctr Rfdg (MBIA Insd)                 6.000      05/01/13      1,533,420
                                                                                                                        ------------
                MISSOURI    0.9%
      1,250     Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev Lutheran Sr Svcs
                Heisinger Proj                                                                   5.500      02/01/35      1,305,075
      1,250     Saint Charles, MO Ctf Part Ser B                                                 5.500      05/01/18      1,326,650
                                                                                                                        ------------
                                                                                                                          2,631,725
                                                                                                                        ------------
                NEBRASKA    1.1%
      3,025     Nebraska Pub Pwr Dist Gen Ser A (AMBAC Insd)                                     5.000      01/01/35      3,145,970
                                                                                                                        ------------
                NEVADA    4.4%
      4,000     Clark Cnty, NV Arpt Rev Sub Lien Ser A-2 (FGIC Insd)                             5.000      07/01/36      4,135,800
      5,165     Clark Cnty, NV Bd Bk (MBIA Insd)                                                 5.000      06/01/32      5,335,807
      3,000     Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser A (AMT)
                (AMBAC Insd)                                                                     5.250      07/01/34      3,141,390
                                                                                                                        ------------
                                                                                                                         12,612,997
                                                                                                                        ------------
                NEW JERSEY    5.1%
      1,000     Bergen Cnty, NJ Impt Auth Sch Wyckoff Twp Brd Ed Proj                            5.000      04/01/32      1,057,490
      3,000     Casino Reinv Dev Auth NJ Hotel Room Fee Rev (AMBAC Insd)                         5.250      01/01/22      3,267,330
      1,200     New Jersey Econ Dev Auth Rev Cig Tax                                             5.750      06/15/29      1,277,196
      1,500     New Jersey Econ Dev Auth Rev Motor Vehicle Sur Rev Ser A (MBIA Insd)             5.000      07/01/23      1,588,725
      1,835     New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser A (AMBAC Insd)                  5.250      09/01/21      1,988,534
      3,000     New Jersey St Tpk Auth Tpk Rev Ser C-1 (AMBAC Insd)                              5.000      01/01/35      3,081,570
      2,095     New Jersey St Trans Tr Fd Auth Trans Sys Ser A                                   5.750      06/15/17      2,408,475
                                                                                                                        ------------
                                                                                                                         14,669,320
                                                                                                                        ------------

PAR
AMOUNT
(000)           DESCRIPTION                                                                     COUPON     MATURITY        VALUE
                NEW YORK    17.8%
      1,000     Erie Cnty, NY Tob Asset Securitization Corp Ser A                                5.000      06/01/38        984,730
      1,000     Erie Cnty, NY Tob Asset Securitization Corp Ser A                                5.000      06/01/45        975,500
      3,000     Metropolitan Trans Auth NY Ser A Rfdg (AMBAC Insd)                               5.500      11/15/18      3,336,360
      6,000     Metropolitan Trans Auth NY Ser A Rfdg (FSA Insd)                                 5.000      11/15/30      6,249,480
      2,500     Metropolitan Trans Auth NY Ser A Rfdg (FGIC Insd)                                5.250      11/15/31      2,669,600
      5,700     New York City Muni Wtr Fin Auth Ser A (FSA Insd)                                 5.375      06/15/17      6,267,606
        445     New York City Ser C                                                              7.000      08/15/08        446,420
      1,000     New York City Ser H                                                              5.750      03/15/13      1,105,570
      6,930     New York City Trans Auth Trans Fac Livingston Plaza Proj Rfdg
                (Escrowed to Maturity) (FSA Insd)                                                5.400      01/01/18      7,789,736
      3,000     New York City Transitional Fin Auth Rev Future Tax Secd Ser A
                Rfdg (d)                                                                  5.500/14.000      11/01/26      3,301,200
      1,125     New York Cntys Tob Tr IV Settlement Pass Thru Ser A                              5.000      06/01/42      1,092,724
      1,125     New York Cntys Tob Tr IV Settlement Pass Thru Ser A                              5.000      06/01/45      1,087,110
      3,000     New York St Dorm Auth Rev Hosp (MBIA Insd)                                       5.000      08/01/33      3,138,240
      2,000     New York St Dorm Auth Rev Sch Dist Fin Pgm Ser D (MBIA Insd)                     5.500      10/01/17      2,220,960
      3,000     New York, NY City Muni Wtr Fin Auth Wtr & Sew Sys Rev Ser A
                (AMBAC Insd)                                                                     5.000      06/15/35      3,123,360
      2,680     Port Auth NY & NJ Cons 119th Ser (AMT) (FGIC Insd)                               5.500      09/15/17      2,759,167
      3,750     Triborough Brdg & Tunl Auth NY Rev Rfdg (MBIA Insd)                              5.000      11/15/32      3,894,300
        700     Westchester, NY Tob Asset Securitization Corp                                    5.125      06/01/38        700,476
                                                                                                                         -----------
                                                                                                                         51,142,539
                                                                                                                         -----------
                NORTH CAROLINA    5.9%
      2,000     Charlotte, NC Ctf Part Convention Fac Proj Ser A Rfdg                            5.500      08/01/19      2,209,680
      3,000     North Carolina Eastern Muni Pwr Agy Pwr Sys Rev Ser D                            6.750      01/01/26      3,339,210
     10,000     North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg (MBIA Insd)               6.000      01/01/12     11,347,400
                                                                                                                         -----------
                                                                                                                         16,896,290
                                                                                                                         -----------
                OHIO    3.0%
      1,000     Cleveland, OH Muni Sch Dist (FSA Insd)                                           5.250      12/01/23      1,080,490
      3,000     Columbus, OH City Sch Dist Sch Fac Constr & Impt (FSA Insd)                      5.250      12/01/22      3,269,670
      1,000     Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                                   7.500      01/01/30      1,121,850
      1,000     Lorain Cnty, OH Hosp Rev Catholic Hlthcare                                       5.375      10/01/30      1,040,180
      2,000     Lorain, OH City Sch Dist Classroom Fac Impt (MBIA Insd)                          5.250      12/01/20      2,193,020
                                                                                                                         -----------
                                                                                                                          8,705,210
                                                                                                                         -----------

PAR
AMOUNT
(000)           DESCRIPTION                                                                     COUPON     MATURITY        VALUE

                OKLAHOMA    0.3%
        900     Central, OK Trans & Pkg Auth Pkg Sys (AMBAC Insd)                                5.000      07/01/18        955,422
                                                                                                                         -----------
                OREGON    1.7%
      1,350     Oregon Hlth Sciences Univ Insd Ser A (MBIA Insd)                                 5.250      07/01/22      1,465,857
      2,060     Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                                      5.250      11/01/17      2,236,913
      1,135     Portland, OR Swr Sys Rev Second Lien Ser A Rfdg (FSA Insd)                       5.250      06/01/19      1,237,241
                                                                                                                         -----------
                                                                                                                          4,940,011
                                                                                                                         -----------
                PENNSYLVANIA    8.4%
        230     Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)                                  5.500      12/01/30        251,684
        575     Allegheny Cnty, PA Ser C-53 Rfdg (FGIC Insd)                                     5.500      11/01/14        631,712
      1,000     Greensburg Salem, PA Sch Dist Rfdg (FGIC Insd)                                   5.375      09/15/15      1,102,880
      1,000     Harrisburg, PA Auth Res Gtd Sub Ser D-2 (Variable Rate Coupon)
                (FSA Insd) (d)                                                                   5.000      12/01/33      1,078,590
      1,000     Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys Ser A                       6.250      01/15/18      1,115,650
      2,600     Philadelphia, PA Auth Indl Ser B (FSA Insd)                                      5.500      10/01/16      2,881,684
      2,400     Philadelphia, PA Gas Wks Rev 1998 Gen Ordinance Fourth Ser
                (FSA Insd)                                                                       5.250      08/01/22      2,572,440
      1,290     Philadelphia, PA Gas Wks Rev Eighteenth Ser (AGC Insd)                           5.250      08/01/19      1,395,483
      4,570     Pittsburgh, PA Ser A (AMBAC Insd)                                                5.500      09/01/16      5,008,720
      2,000     Ridley Park, PA Hosp Auth Rev Taylor Hosp Ser A (Escrowed to
                Maturity)                                                                        6.000      12/01/13      2,218,620
      5,600     State Pub Sch Bldg Auth PA Sch Rev Lease Philadelphia Sch Dist
                Proj (FSA Insd)                                                                  5.000      06/01/33      5,814,536
                                                                                                                         -----------
                                                                                                                         24,071,999
                                                                                                                         -----------
                SOUTH CAROLINA    2.0%
      1,000     Chesterfield Cnty, SC Sch Dist (FSA Insd)                                        5.375      03/01/18      1,093,410
      2,300     Medical Univ SC Hosp Auth Facs FHA Insd Mtg Ser A Rfdg (MBIA Insd)               5.250      08/15/25      2,456,170
      1,000     Newberry Invtg In Newberry Cnty Sch Dist Proj (c)                                5.000      12/01/30      1,003,890
      1,000     South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj
                Ser A (AMBAC Insd)                                                               5.200      11/01/27      1,072,610
                                                                                                                         -----------
                                                                                                                          5,626,080
                                                                                                                         -----------
                SOUTH DAKOTA    0.3%
        875     Deadwood, SD Ctf Partn (ACA Insd)                                                6.375      11/01/20        932,881
                                                                                                                         -----------
                TENNESSEE    0.9%
      2,000     Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St H
                lth Ser A Rfdg (MBIA Insd)                                                       7.500      07/01/25      2,487,560
                                                                                                                         -----------
                TEXAS    12.6%
        300     Brazos Cnty, TX Hlth Fac Dev Oblig Grp                                           5.375      01/01/32        309,348
      1,000     Harris Cnty, TX Hlth Fac Dev Mem Hermann Hlthcare Ser A                          6.375      06/01/29      1,092,990
      2,000     Harris Cnty, TX Perm Impt & Rfdg                                                 5.000      10/01/11      2,071,080

PAR
AMOUNT
(000)           DESCRIPTION                                                                     COUPON     MATURITY        VALUE

      4,820     Harris Cnty, TX Toll Rd (Prerefunded @ 08/15/09) (AMBAC Insd)                       *       08/15/18      2,275,377
      1,000     Harris Cnty, TX Toll Rd (Prerefunded @ 08/15/09) (AMBAC Insd)                       *       08/15/21        384,020
      2,000     Harris Cnty, TX Toll Rd Sub Lien Rfdg                                           5.000       08/01/33      2,029,160
      2,250     Harris Cnty-Houston, TX Sports Auth Spl Rev Jr Lien Ser B Rfdg
                (MBIA Insd)                                                                     5.250       11/15/40      2,337,277
      2,105     Houston, TX Hotel Occupancy Tax & Spl Rev Convention & Entmt
                Ser B (AMBAC Insd)                                                              5.750       09/01/15      2,346,065
         95     Houston, TX Pub Impt & Rfdg (FSA Insd)                                          5.750       03/01/15        104,693
      2,750     Lower CO Riv Auth TX Transmission Contract Rev Svc Corp Proj
                Rfdg (FGIC Insd)                                                                5.000       05/15/33      2,818,200
      2,500     Mabank, TX Indpt Sch Dist (PSF Gtd)                                             5.125       08/15/35      2,595,875
      1,500     Mesquite, TX Hlth Fac Dev Retirement Fac Christian A                            7.500       02/15/18      1,625,115
      1,100     Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj                  7.200       01/01/21      1,140,568
      1,750     North Cent TX Hlth Fac Dev Hosp Childrens Med Ctr Dallas
                (AMBAC Insd)                                                                    5.250       08/15/32      1,843,713
      2,805     Tarrant Regl Wtr Dist TX Wtr Impt Rfdg (FSA Insd)                               5.250       03/01/19      3,033,692
      3,272     Texas Mun Pwr Agy Rev (AMBAC Insd)                                                  *       09/01/07      3,083,042
        253     Texas Mun Pwr Agy Rev (Escrowed to Maturity) (AMBAC Insd)                           *       09/01/07        238,222
      1,610     Texas St Pub Ppty Fin Corp Rev Mental Hlth & Retardation Rfdg
                (FSA Insd)                                                                      5.500       09/01/13      1,625,955
      1,000     Texas Tech Univ Rev Fin Sys Seventh (MBIA Insd)                                 5.000       08/15/25      1,052,860
      1,500     Texas Wtr Dev Brd Rev St Revolving Fd Sr Lien Ser B                             5.250       07/15/17      1,599,060
      2,500     University TX Rev Fin Sys Ser B                                                 5.250       08/15/20      2,718,000
                                                                                                                        ------------
                                                                                                                         36,324,312
                                                                                                                        ------------
                UTAH    0.4%
      1,000     Salt Lake Cnty, UT College Rev Westminster College Proj                         5.750       10/01/27      1,042,910
         90     Utah St Hsg Fin Agy Single Family Mtg Ser B Class 2 (AMT) (FHA/VA Gtd)          6.250       07/01/14         90,535
                                                                                                                        ------------
                                                                                                                          1,133,445
                                                                                                                        ------------
                VERMONT    0.4%
      1,000     University VT & ST Agric College (MBIA Insd)                                    5.000       10/01/40      1,042,780
                                                                                                                        ------------
                VIRGINIA    0.9%
        500     Tobacco Settlement Fin Corp VA                                                  5.500       06/01/26        521,090
      1,920     Tobacco Settlement Fin Corp VA                                                  5.625       06/01/37      1,996,781
                                                                                                                        ------------
                                                                                                                          2,517,871
                                                                                                                        ------------
                WASHINGTON    5.3%
      2,500     Goat Hill Ppty WA Lease Rev Govt Office Bldg Proj (MBIA Insd)                   5.000       12/01/33      2,591,975
      4,400     King Cnty, WA Ser B Rfdg (MBIA Insd)                                            5.250       01/01/34      4,592,192
      1,500     Port Seattle, WA Rev Inter Lien Ser A Rfdg (MBIA Insd)                          5.000       03/01/35      1,564,620
      3,000     Seattle, WA Wtr Sys Rev (MBIA Insd)                                             5.000       09/01/34      3,119,160
      1,000     Spokane, WA Pub Fac Dist Hotel (MBIA Insd)                                      5.750       12/01/20      1,131,290

PAR
AMOUNT
(000)           DESCRIPTION                                                                     COUPON     MATURITY        VALUE

      2,100     Spokane, WA Pub Fac Dist Hotel (MBIA Insd)                                       5.750      12/01/21      2,372,580
                                                                                                                       -------------
                                                                                                                         15,371,817
                                                                                                                       -------------
                WEST VIRGINIA    1.4%
      3,750     West Virginia Univ Rev Impt Univ Proj Ser C (FGIC Insd)                          5.000      10/01/34      3,917,175
                                                                                                                       -------------
                WISCONSIN    1.1%
      2,345     Appleton, WI Wtrwks Rev Rfdg (FGIC Insd)                                         5.375      01/01/19      2,558,911
        510     Badger Tob Asset Securitization Corp WI                                          6.375      06/01/32        554,584
                                                                                                                       -------------
                                                                                                                          3,113,495
                                                                                                                       -------------
                GUAM    1.0%
      2,800     Guam Pwr Auth Rev Ser A (AMBAC Insd)                                             5.250      10/01/34      2,975,560
                                                                                                                       -------------
                PUERTO RICO    0.4%
      1,000     Puerto Rico Indl Tourist Ed Med & Environmental Ctl Fac Fin
                Auth Higher Ed Rev                                                               5.375      02/01/19      1,027,870
                                                                                                                       -------------

TOTAL INVESTMENTS    155.7%
   (Cost $426,749,958)                                                                                                  447,553,573

OTHER ASSETS IN EXCESS OF LIABILITIES    1.8%                                                                             5,064,428

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (57.5%)                                                          (165,220,905)
                                                                                                                       -------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                       $287,397,096
                                                                                                                       -------------

          Percentages are calculated as a percentage of net assets applicable to common shares.

*         Zero coupon bond

(a)       The Trust owns 100% of the bond issuance.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

(c)       Securities purchased on a when-issued or delayed delivery basis.

(d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(e) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.3% of net assets applicable to common shares.

ACA       - American Capital Access
AGC       - AGC Insured Custody Certificates
AMBAC     - AMBAC Indemnity Corp.
AMT       - Alternative Minimum Tax
FGIC      - Financial Guaranty Insurance Co.
FHA/VA    - Federal Housing Administration/Department of Veterans Affairs
FSA       - Financial Security Assurance Inc.
GNMA      - Government National Mortgage Association
MBIA      - Municipal Bond Investors Assurance Corp.
PSF       - Public School Fund

Radian    - Radian Asset Assurance
XLCA      - XL Capital Assurance Inc.

Future contracts outstanding as of September 30, 2005:

                                                                                         UNREALIZED
                                                                                        APPRECIATION/
                                                                       CONTRACTS        DEPRECIATION
SHORT CONTRACTS:
5-Year U.S. Treasury Note - December 2005  (Current Notional Value
of $106,859 per contract)                                                   786           $  452,075
                                                                        -------         -------------

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: November 21, 2005